Related Party Transactions - Disclosure of Information About Key Management Personnel (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	$ 4,041,619	$ 3,961,649
Key management personnel compensation, share-based payment	9,101,888	12,377,331
Salaries, Employees Benefits and Directors Fee [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	2,985,193	3,320,106
Key management personnel compensation, share-based payment	8,834,428	11,534,811
Capitalized to Exploration and Evaluation Assets [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	1,056,426	641,543
Key management personnel compensation, share-based payment	$ 267,460	$ 842,520